PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	$ 3,700	$ 3,300
Impairment loss	$ 204